Liabilities from acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Liabilities from acquisitions
Schedule of liabilities from acquisitions

	Liabilities from business combinations
	December 31, 2022	December 31, 2021
Investment acquisition - Total Voice	-	1,301
Investment acquisition - Sirena (a)	9,802	35,970
Investment acquisition – D1 (c)	45,931	164,000
Investment acquisition – SenseData (b)	66,202	35,018
Investment acquisition – Movidesk (c)	229,695	-
Total liabilities from acquisitions	351,630	236,289

Current	60,778	176,069
Non-current	290,852	60,220

(a)

An installment payment was agreed for the last installment of the earn-out due to Sirena's former shareholders. The amount equivalent to R$39,363 will be paid as follows: 1) R$27,195 was paid on August 2022; 2) R$2,038 was paid between September and December 2022; 3) R$10,130 will be paid in 20 monthly installments plus interest. As collateral for payment of the monthly installments, Zenvia Brazil has granted promissory notes and assigned client receivables according with the contract.

(b)	In December 2022, the amount of R$49,324 was recorded in liabilities as an additional earn-out due to the new agreements (See more details in Note 1 Business Combination).
(c)	The amounts are reflected in the new agreements signed in October, 2022 (See more details in Note 1 Business Combination)